Shareholder Report, Line Graph (Details) 221920_Concorde Wealth Management Fund_TF_TSR SemiAnnual {TF} - USD ($)											6 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016	Mar. 31, 2026
Concorde Wealth Management Fund
Account Value [Line Items]
Accumulated Value	$ 19,598	$ 17,698	$ 16,169	$ 17,191	$ 15,973	$ 10,966	$ 12,292	$ 11,453	$ 10,947	$ 10,000	$ 23,027
S&P 500 TR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											S&P 500 TR
Accumulated Value	31,913	29,480	22,698	24,599	21,271	13,605	14,625	13,357	11,717	10,000	$ 37,594
Concorde Blended [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											Concorde Blended
Accumulated Value	$ 16,360	$ 15,364	$ 13,945	$ 14,509	$ 14,053	$ 11,334	$ 11,806	$ 11,236	$ 10,861	$ 10,000	$ 17,933